Summary of Significant Accounting Policies (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Total Net Revenues	$ 329	$ 154	$ 619	$ 303
Myos Canine Muscle Formula® [Member]
Total Net Revenues	261	89	477	150
Yolked® [Member]
Total Net Revenues	53	53	104	121
Longevity includes Qurr® and Physician Muscle Health Formula brands [Member]
Total Net Revenues	4	12	10	32
White Label [Member]
Total Net Revenues	$ 11	$ 0	$ 28	$ 0